UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: __; Amendment Number:    ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Vantis Capital Management LLC
Address:  1161 Virginia Road
          San Marino, CA  91108

Form 13F File Number:    28-10604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Bzura
Title:    Managing Director and Chief Financial Officer
Phone:    310-459-2138

Signature, Place and Date of Signing:

/s/ Andrew Bzura
Andrew Bzura                  San Marino, CA      April 30, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      12791 x 1,000


List of Other Included Managers:

NONE

NAME OF ISSUER          TITLE  CUSIP     VALUE      SHARES     SH/  INV.   OTHER  VOTING AUTH
                        OF               X1000                 PRN  DISC   MGR
                        CLASS                                       .

AK STEEL HOLDING COR P  COMMO  001547108  585       25000      SH   SOLE          25000
COM STK                 N
BLUE NILE INC COM STK   COMMO  09578R103  813       20000      SH   SOLE          20000
                        N
CASTLEPOINT HOLDINGS    COMMO  G19522112  409       25000      SH   SOLE          25000
LTD.                    N
CITIGROUP INC  COM STK  COMMO  172967101  513       10000      SH   SOLE          10000
                        N
CROCS INC  COM STK      COMMO  227046109  1890      40000      SH   SOLE          40000
                        N
CVS CAREMARK CORP COM   COMMO  126650100  1024      30000      SH   SOLE          30000
STK                     N
EXXON MOBIL CORP COM    COMMO  30231G102  1509      20000      SH   SOLE          20000
STK                     N
GOLD FIELDS LTD NEW ADR ADRS   38059T106  924       50000      SH   SOLE          50000
                        STOCK
                        S
INTERNATIONAL GAME      COMMO  459902102  1010      25000      SH   SOLE          25000
TECHNOLOGY              N
ISHARES INC MSCI JAPAN  INTL   464286848  729       50000      SH   SOLE          50000
INDEX                   ETF'S
                        - US
KRISPY KREME DOUGHNU TS COMMO  501014104  306       30000      SH   SOLE          30000
INC CO                  N
MERCURY GENERAL CORP    COMMO  589400100  530       10000      SH   SOLE          10000
COM STK                 N
UAP HLDG CORP  COM STK  COMMO  903441103  646       25000      SH   SOLE          25000
                        N
WHOLE FOODS MKT INC     COMMO  966837106  1121      25000      SH   SOLE          25000
COM STK                 N
YAHOO INC COM STK       COMMO  984332106  782       25000      SH   SOLE          25000
                        N


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